LONG-TERM PAYABLES (Details 1) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Equipment	¥ 159,980,000
Less: accumulated depreciation	(11,440,625)
Net Value	¥ 148,539,375